INCOME TAXES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net Operating Loss Carryforward	$ 596,000	$ 366,000
Amortization of debt discount	44,000	0
Total net deferred tax assets	640,000	366,000
Less valuation allowance	(640,000)	(366,000)
Net Deferred tax assets	$ 0	$ 0